Provisions for employee benefits (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Benefit Plans [Line Items]
Provisions for employee benefits	€ 596	€ 681
Other benefit plans
Disclosure Of Benefit Plans [Line Items]
Provisions for employee benefits	252	310
Defined benefit plan
Disclosure Of Benefit Plans [Line Items]
Provisions for employee benefits	344	371
Italian defined benefit plans
Disclosure Of Benefit Plans [Line Items]
Provisions for employee benefits	143	151
Foreign defined benefit plan
Disclosure Of Benefit Plans [Line Items]
Provisions for employee benefits	89	108
FISDE and other foreign medical plans
Disclosure Of Benefit Plans [Line Items]
Provisions for employee benefits	€ 112	€ 112